Subsequent events (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013 Heibei Ningjin Songgong Semiconductor Co., Ltd. M.SETEK Subsequent events	Apr. 16, 2013 Short-term loans Subsequent events	Apr. 16, 2013 Short-term loans Hebei Jinglong Subsequent events item	Apr. 16, 2013 Short-term loans Minimum Subsequent events	Apr. 16, 2013 Short-term loans Maximum Subsequent events	Apr. 16, 2013 Short term loan 1 Hebei Jinglong Subsequent events	Apr. 16, 2013 Short term loan 2 Hebei Jinglong Subsequent events
Subsequent events
Additional borrowings					533,961
Number of short-term borrowings guaranteed						2
Amount of short-term loan guaranteed by related party									200,000	28,000
Maturity period							2 months	1 year
Repayment of short-term bank loans	1,535,478	1,446,403	10,000		524,277
Average interest rate (as a percent)					6.30%
Ownership percentage transferred				65.00%
Total consideration received by supplier on transfer of equity interest				150,483